ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Voyage expenses	$ 18,197	$ 11,204
Ship operating expenses	16,106	17,968
Administrative expenses	3,682	4,570
Tax expenses	381	394
Interest expenses	5,022	4,433
Total accrued expenses	$ 43,388	$ 38,569